Risk/Return Detail Data - FidelityFreedomBlendFunds-AMCIZComboPRO	May 30, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Aberdeen Street Trust
FidelityFreedomBlendFunds-AMCIZComboPRO | Fidelity Freedom Blend 2020 Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity Freedom® Blend 2020 Fund /Fidelity Advisor Freedom® Blend 2020 Fund A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity Freedom® Blend 2020 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]	secondary objective, capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay other fees, such as brokerage commissions on purchases and sales of certain classes of shares of the fund and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 115 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see "Sales Charge Waiver Policies Applied by Certain Intermediaries" in the "Appendix" section of the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity ® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 24 % of the average value of its portfolio.
Portfolio Turnover, Rate	24.00%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 115 of the prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds), some of which are actively managed and others of which are passively managed, meaning they seek to provide investment results that correspond to the total return of a specific index. Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Freedom® Blend Income Fund, approximately 10 to 19 years after the year 2020. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds. Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation. The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective. As of April 1, 2024, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately: U.S. Equity Funds 27% International Equity Funds 18% International Bond Funds 5% U.S. Investment Grade Bond Funds 33% Long-Term Treasury Bond Funds 4% Long-Term Inflation-Protected Bond Funds 8% Short-Term Inflation-Protected Bond Funds 4% Short-Term Funds 2% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class. The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. Designed for investors who retired in or within a few years of 2020 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches Fidelity Freedom ® Blend Income Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Freedom ® Blend Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Freedom ® Blend Income Fund.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Annual Return, Inception Date	Aug. 31, 2018
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Bar Chart, Year to Date Return	3.29%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	11.66%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(11.85%)
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFreedomBlendFunds-AMCIZComboPRO | Fidelity Freedom Blend 2020 Fund | Fidelity Advisor Freedom Blend 2020 Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.33%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.33%	[1]
1 year	$ 34
3 years	106
5 years	185
10 years	418
1 Year	34
3 Years	106
5 Years	185
10 Years	$ 418
FidelityFreedomBlendFunds-AMCIZComboPRO | Fidelity Freedom Blend 2020 Fund | Fidelity Advisor Freedom Blend 2020 Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[2]
Management fee	0.43%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	none
Total annual operating expenses	1.43%	[1]
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 246
3 years	452
5 years	782
10 years	1,509
1 Year	146
3 Years	452
5 Years	782
10 Years	$ 1,509
FidelityFreedomBlendFunds-AMCIZComboPRO | Fidelity Freedom Blend 2020 Fund | Fidelity Advisor Freedom Blend 2020 Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[3]
Management fee	0.43%	[1]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	none
Total annual operating expenses	0.93%	[1]
1 year	$ 442
3 years	636
5 years	847
10 years	1,453
1 Year	442
3 Years	636
5 Years	847
10 Years	$ 1,453
FidelityFreedomBlendFunds-AMCIZComboPRO | Fidelity Freedom Blend 2020 Fund | Fidelity Advisor Freedom Blend 2020 Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[3]
Management fee	0.43%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none
Total annual operating expenses	0.68%	[1]
1 year	$ 640
3 years	780
5 years	932
10 years	1,373
1 Year	640
3 Years	780
5 Years	932
10 Years	$ 1,373
2019	18.11%
2020	12.95%
2021	8.23%
2022	(16.79%)
2023	12.51%
FidelityFreedomBlendFunds-AMCIZComboPRO | Fidelity Freedom Blend 2020 Fund | Fidelity Advisor Freedom Blend 2020 Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.43%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.43%	[1]
1 year	$ 44
3 years	138
5 years	241
10 years	542
1 Year	44
3 Years	138
5 Years	241
10 Years	$ 542
FidelityFreedomBlendFunds-AMCIZComboPRO | Fidelity Freedom Blend 2020 Fund | Return Before Taxes | Fidelity Advisor Freedom Blend 2020 Fund - Class Z
Risk/Return:
Label	Return Before Taxes
Past 1 year	12.86%
Past 5 years	6.59%
Since Inception	4.76%	[4]
FidelityFreedomBlendFunds-AMCIZComboPRO | Fidelity Freedom Blend 2020 Fund | Return Before Taxes | Fidelity Advisor Freedom Blend 2020 Fund - Class C
Risk/Return:
Label	Return Before Taxes
Past 1 year	10.60%
Past 5 years	5.42%
Since Inception	3.61%	[5]
FidelityFreedomBlendFunds-AMCIZComboPRO | Fidelity Freedom Blend 2020 Fund | Return Before Taxes | Fidelity Advisor Freedom Blend 2020 Fund - Class M
Risk/Return:
Label	Return Before Taxes
Past 1 year	8.28%
Past 5 years	5.20%
Since Inception	3.44%	[6]
FidelityFreedomBlendFunds-AMCIZComboPRO | Fidelity Freedom Blend 2020 Fund | Return Before Taxes | Fidelity Advisor Freedom Blend 2020 Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	6.04%
Past 5 years	4.96%
Since Inception	3.24%	[7]
FidelityFreedomBlendFunds-AMCIZComboPRO | Fidelity Freedom Blend 2020 Fund | Return Before Taxes | Fidelity Advisor Freedom Blend 2020 Fund - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	12.71%
Past 5 years	6.47%
Since Inception	4.64%	[8]
FidelityFreedomBlendFunds-AMCIZComboPRO | Fidelity Freedom Blend 2020 Fund | After Taxes on Distributions | Fidelity Advisor Freedom Blend 2020 Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	5.23%
Past 5 years	3.63%
Since Inception	1.94%	[7]
FidelityFreedomBlendFunds-AMCIZComboPRO | Fidelity Freedom Blend 2020 Fund | After Taxes on Distributions and Sales | Fidelity Advisor Freedom Blend 2020 Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	3.74%
Past 5 years	3.56%
Since Inception	2.20%	[7]
FidelityFreedomBlendFunds-AMCIZComboPRO | Fidelity Freedom Blend 2020 Fund | LB001
Risk/Return:
Label	Bloomberg U.S. Aggregate Bond Index
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	1.22%
FidelityFreedomBlendFunds-AMCIZComboPRO | Fidelity Freedom Blend 2020 Fund | F0202
Risk/Return:
Label	Fidelity Freedom 2020 Composite Index℠
Past 1 year	12.87%
Past 5 years	6.64%
Since Inception	4.81%

[1]	A Adjusted to reflect current fees.
[2]	B On Class C shares redeemed less than one year after purchase.
[3]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[4]	E From August 31, 2018 .
[5]	C From August 31, 2018 .
[6]	B From August 31, 2018 .
[7]	A From August 31, 2018 .
[8]	D From August 31, 2018 .